Equity - Narrative (Details)		6 Months Ended
	Jun. 16, 2025 trading_day $ / shares shares	Jun. 30, 2024 shares	Jun. 30, 2025 $ / shares shares	Jun. 30, 2025 £ / shares shares	Dec. 31, 2024 shares	Dec. 31, 2023 shares
Class A American Depositary Shares
Disclosure of classes of share capital [line items]
Conversion of Class B to Class A (in shares)	20,000,000
Class A Shares
Disclosure of classes of share capital [line items]
Conversion of Class B to Class A (in shares)		1,592,341,000
Number of shares outstanding (in shares)		2,060,461,997	2,069,399,389	2,069,399,389	2,060,461,997	467,976,748
Class B Shares
Disclosure of classes of share capital [line items]
Conversion of Class B to Class A (in shares)		(1,592,341,000)
Number of shares outstanding (in shares)		49,892,575	49,892,575	49,892,575	49,892,575	1,642,233,575
Class C-1 Ordinary Shares | Polestar Automotive Holding UK PLC ("Parent")
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)			20,499,965	20,499,965
Class C-2 American Depositary Shares | Polestar Automotive Holding UK PLC ("Parent")
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)			4,500,000	4,500,000
Class A American Depositary Shares
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)	190,476,190
Shares issued, price per share (in usd per share) | $ / shares	$ 1.05
Number of consecutive trading days prior to signing | trading_day	5
Class A Shares
Disclosure of classes of share capital [line items]
Par value per share (in usd per share) | $ / shares			$ 0.10
Number of additional shares authorised (in shares)			2,930,600,611	2,930,600,611
Class A Shares | Total for all related parties
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)			1,675,152,726	1,675,152,726
Class A Shares | Polestar Automotive Holding UK PLC ("Parent")
Disclosure of classes of share capital [line items]
Par value per share (in usd per share) | $ / shares			$ 0.01
Number of shares outstanding (in shares)			2,069,399,389	2,069,399,389
Class B Shares
Disclosure of classes of share capital [line items]
Number of additional shares authorised (in shares)			1,777,366,739	1,777,366,739
Class B Shares | Polestar Automotive Holding UK PLC ("Parent") | Total for all related parties
Disclosure of classes of share capital [line items]
Par value per share (in usd per share) | $ / shares			$ 0.01
Class C-1 Ordinary Shares | Polestar Automotive Holding UK PLC ("Parent")
Disclosure of classes of share capital [line items]
Par value per share (in usd per share) | $ / shares			0.10
Class C-2 American Depositary Shares | Polestar Automotive Holding UK PLC ("Parent")
Disclosure of classes of share capital [line items]
Par value per share (in usd per share) | $ / shares			$ 0.10
Redeemable Preferred Shares | Polestar Automotive Holding UK PLC ("Parent")
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)			50,000	50,000
Par value per share (in usd per share) | £ / shares				£ 1.00
Class C Shares
Disclosure of classes of share capital [line items]
Number of additional shares authorised (in shares)			0	0